Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	317.225
Maximum Aggregate Offering Price	$ 475,837,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,713.16
Offering Note	The amount registered consists of 1,500,000 shares of Class A Common Stock, par value $.01 per share, of CME Group Inc. ("Class A Common Stock") authorized for issuance in connection with awards under the CME Group Inc. Fourth Amended and Restated Omnibus Stock Plan (the "Omnibus Stock Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement shall be deemed to cover any additional shares of Class A Common Stock to be offered or issued under the Omnibus Stock Plan pursuant to terms that provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The maximum aggregate offering price is calculated as the average of the high and low prices reported for a share of Class A Common Stock on The Nasdaq Stock Market on March 6, 2026.